Balance Sheet Components - Schedule of Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Customer deposits	$ 48	$ 71	$ 1,555
Accrued compensation	2,478	1,618	1,152
Uninvoiced receipts	2,777	1,947	2,254
Other	956	485	762
Total accrued and other current liabilities	$ 6,259	$ 4,121	$ 5,723